RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances, Loans
	December 31,
	2016	2017
Amounts due from related parties
Zhenjiang Daqo	$1,449,824	$8,585,337
Others	78,888	412,102
Total	$1,528,712	$8,997,439

Schedule of Related Party Balances, Payables
The balances are payable on demand and are as follows:

	December 31,
	2016	2017
Amounts due to related parties
Daqo Group	$15,076,133	$6,075
Daqo New Material	8,323,271	6,014,190
Xinjiang Daqo Investment	79,197	84,541
Chongqing Daqo Tailai	2,107,488	494,954
Nanjing Daqo Transformer	1,022,075	168,774
Others	221,441	1,364

Total	$26,829,605	$6,769,898

Schedule of Related Party Transactions
The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2015	2016	2017
Daqo Group	Proceeds from interest free loans	15,043,550	—	2,696,513
	Repayment of interest free loans	20,217,257	10,974,807	2,696,513
	Repayment of interest bearing loan	—	15,059,000	15,495,451
	Interest charged	—	850,380	440,368
	Rental expense	—	27,997	37,756
Zhenjiang Daqo	Sales	11,111,239	11,194,197	13,442,273
Daqo Solar	Sales	783,705	—	—
	Proceeds from interest free loans	127,060,826	60,300,896	40,089,689
	Repayment of interest free loans	151,990,672	68,766,506	40,388,195
Nanjing Daqo	Proceeds from interest free loans	13,456,861	—	—
	Repayment of interest free loans	13,456,861	—	—
Xinjiang Daqo Investment	Proceeds from interest free loans	72,946,700	56,270,085	14,356,000
	Repayment of interest free loans	73,252,506	38,715,449	14,356,000
Daqo New Material	Proceeds from interest free loans	11,082,241	9,607,344	6,029,877
	Repayment of interest free loans	11,285,114	12,262,592	10,818,493
	Purchase-Fixed assets	—	—	7,390,693
	Rental expense	1,050,661	993,894	976,800
Chongqing Daqo Tailai	Purchase-Fixed assets	375,528	3,534,248	715,361
	Purchase-Raw material	9,938	—	—
	Income from disposal of fixed assets	6,458	—	—
	Proceeds from interest free loans	6,367,640	222,517	—
	Repayment of interest free loans	6,367,640	2,684,783	—
Others subsidiaries under Daqo Group	Repayment of interest free loans	5,296	—	—
	Purchase-Fixed assets	3,488,330	2,120,768	80,240
	Purchase-Raw material	22,817	129,219	17,651
Total	Sales	$11,894,944	$11,194,197	$13,442,273
	Income from disposal of fixed assets	$6,458	$—	$—
	Purchase-Fixed assets	$3,863,858	$5,655,016	$8,186,294
	Purchase-Raw material	$32,755	$129,219	$17,651
	Rental expense	$1,050,661	$1,021,891	$1,014,556
	Interest expense	$—	$850,380	440,368
	Proceeds from related parties loans	$245,957,818	$126,400,842	$63,172,079
	Repayment of related parties loans	$276,575,346	$148,463,137	$83,754,652